Loss per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and diluted loss available to common stockholders of Navigator Holdings Ltd (in thousands)	$ (30,964)	$ (443)	$ (16,706)
Basic weighted average number of shares	64,669,567	55,885,376	55,792,711
Effect of dilutive potential share options:	0	0	0
Diluted weighted average number of shares	64,669,567	55,885,376	55,792,711